Net Loss Per Share Attributable to Common Shareholders - Summary of Computation of Basic and Diluted Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss	$ (11,405)	$ (9,928)	$ (9,662)	$ (12,461)	$ (8,650)	$ (5,330)	$ (30,995)	$ (26,441)	$ (40,335)	$ (6,387)
Less: Cumulative preferred dividends allocated to Series A preferred stockholders				(403)				(1,185)		(1,507)
Net loss attributable to common stockholders, basic and diluted	$ (11,405)			$ (12,864)			$ (30,995)	$ (27,626)	$ (40,335)	$ (7,894)
Weighted-average common stock outstanding	23,739,731			11,094,247			23,667,335	11,117,054	13,351,866	10,155,122
Less: weighted-average shares of common stock subject to vesting	(46,577)			(341,457)			(134,045)	(393,962)	(369,394)	(205,747)
Weighted-average shares of common stock outstanding, Basic	23,693,154			10,752,790			23,533,290	10,723,091	12,982,472	9,949,376
Weighted-average shares of common stock outstanding, Diluted	23,693,154			10,752,790			23,533,290	10,723,091	12,982,472	9,949,376
Loss per share attributable to common shareholders, Basic	$ (0.48)			$ (1.2)			$ (1.32)	$ (2.58)	$ (3.11)	$ (0.79)
Loss per share attributable to common shareholders, Diluted	$ (0.48)			$ (1.2)			$ (1.32)	$ (2.58)	$ (3.11)	$ (0.79)